Summary of Significant Accounting Policies - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payable	$ 216,487	$ 1,003,380
Suspense payable	725,727	727,230
Total accounts payable	942,214	1,730,610	$ 1,472,961
Total accrued liabilities	$ 486,590	$ 319,327	$ 259,131